Provisions (Details) - GBP (£) £ in Millions		3 Months Ended	12 Months Ended
		Mar. 31, 2018	Dec. 31, 2019
Disclosure of other provisions [line items]
Provisions, Beginning balance			£ 2,588
Additions			2,650
Amounts utilised			(1,943)
Unused amounts reversed			(499)
Exchange and other movements			(32)
Provisions, Ending balance			2,764
Onerous contracts [member]
Disclosure of other provisions [line items]
Provisions, Beginning balance			75
Additions			29
Amounts utilised			(48)
Unused amounts reversed			(14)
Exchange and other movements			0
Provisions, Ending balance			42
Redundancy and restructuring [member]
Disclosure of other provisions [line items]
Provisions, Beginning balance			169
Additions			178
Amounts utilised			(137)
Unused amounts reversed			(58)
Exchange and other movements			(9)
Provisions, Ending balance			143
Undrawn contractually committed facilities and guarantees [member] | IFRSs 9 [member]
Disclosure of other provisions [line items]
Provisions, Beginning balance	[1]		271
Additions	[1]		391
Amounts utilised	[1]		0
Unused amounts reversed	[1]		(334)
Exchange and other movements	[1]		(6)
Provisions, Ending balance	[1]		322
Payment protection insurance redress [member]
Disclosure of other provisions [line items]
Provisions, Beginning balance			888
Additions		£ 1,400	1,425
Amounts utilised			(1,158)
Unused amounts reversed			0
Exchange and other movements			0
Provisions, Ending balance			1,155
Other customer redress [Member]
Disclosure of other provisions [line items]
Provisions, Beginning balance			444
Additions			219
Amounts utilised			(211)
Unused amounts reversed			(38)
Exchange and other movements			6
Provisions, Ending balance			420
Legal, competition and regulatory matters [member]
Disclosure of other provisions [line items]
Provisions, Beginning balance			414
Additions			287
Amounts utilised			(303)
Unused amounts reversed			(17)
Exchange and other movements			(5)
Provisions, Ending balance			376
Sundry provisions [member]
Disclosure of other provisions [line items]
Provisions, Beginning balance			327
Additions			121
Amounts utilised			(86)
Unused amounts reversed			(38)
Exchange and other movements			(18)
Provisions, Ending balance			£ 306

[1]	Undrawn contractually committed facilities and guarantees provisions are accounted for under IFRS 9.